LONG-TERM INVESTMENTS (Schedule of Cost method investment) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Cost Method Investments, Fair Value Disclosure		$ 77,685	$ 367
Zhangshangtong Air Service Beijing Co., Ltd. [Member]
Ownership percentage, cost method	[1]	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	[1]	$ 388	$ 367
Qingdao Jinshi Zhixing Investment Centre LLP [Member]
Ownership percentage, cost method	[2]	3.00%	0.00%
Cost Method Investments, Fair Value Disclosure	[2]	$ 22	$ 0
Beijing Zhongjiao Huineng Information Technology Co., Ltd [Member]
Ownership percentage, cost method	[3]	13.00%	0.00%
Cost Method Investments, Fair Value Disclosure	[3]	$ 541	$ 0
AM Advertising [Member]
Ownership percentage, cost method		25.00%	0.00%
Cost Method Investments, Fair Value Disclosure		$ 76,734	$ 0

[1]	In June 2010, the Group invested $388 for 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services.
[2]	In January 2016, the Group invested $22 for 3.35% equity interest in Qingdao Jinshi Zhixing Investment Centre LLP. ("Qingdao Jinshi "), a limited partnership established in the PRC that is mainly engaged in fund management and investment.
[3]	In January 2016, the Group invested $541 for 13.3% equity interest in Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”), a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry.